Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net.
Summary of property, plant and equipment, net

	As of December 31,
	2024	2025
Production machineries, facilities and equipment	9,171,888	12,525,627
Mold and tooling	5,297,297	7,285,856
Building and building improvements	4,752,426	6,432,742
Construction in process	3,293,537	921,617
Leasehold improvements	2,803,507	3,387,938
Motor vehicles	2,143,894	2,482,091
Total	27,462,549	33,035,871
Less: Accumulated depreciation	(6,294,080)	(10,233,542)
Less: Accumulated impairment loss	(27,536)	(27,391)
Total property, plant and equipment, net	21,140,933	22,774,938